Revenue - Additional Information (Details) - SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR)	5 Months Ended
Jan. 31, 2021
Maximum [Member] | SaaS and subscription services
Disaggregation of Revenue [Line Items]
Credit period from commencement of services	60 days
Maximum [Member] | Software maintenance
Disaggregation of Revenue [Line Items]
Credit period from commencement of services	60 days
Maximum [Member] | Professional services
Disaggregation of Revenue [Line Items]
Credit period from commencement of services	60 days
Maximum [Member] | Perpetual software licenses
Disaggregation of Revenue [Line Items]
Credit period from commencement of services	60 days
Minimum [Member] | SaaS and subscription services
Disaggregation of Revenue [Line Items]
Credit period from commencement of services	30 days
Minimum [Member] | Software maintenance
Disaggregation of Revenue [Line Items]
Credit period from commencement of services	30 days
Minimum [Member] | Professional services
Disaggregation of Revenue [Line Items]
Credit period from commencement of services	30 days
Minimum [Member] | Perpetual software licenses
Disaggregation of Revenue [Line Items]
Credit period from commencement of services	30 days